EXPENSES BY NATURE	3 Months Ended
Mar. 31, 2022
EXPENSES BY NATURE

11. EXPENSES BY NATURE

(a) Cost of sales consist of the following:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Direct mining and milling costs (1)	5,442	6,456
Changes in inventories (2)	193	(303)
Depletion and amortization	2,278	1,790
Cost of sales	7,913	7,943

(1)	Direct mining and milling costs include personnel, general and administrative, fuel, electricity, maintenance and repair costs as well as operating supplies, external consulting and transport fees.

(2)	Changes in inventories reflect the net cost of ore and concentrate (i) sold during the current period but produced in a previous period (an addition to direct mining and milling costs) or (ii) produced but not sold in the current period (a deduction from direct mining and milling costs).

(b) Administrative expenses consist of the following:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Office and overhead	561	606
Salaries and wages	371	712
Corporate development and legal	60	68
Public company costs	33	57
Administrative expenses	1,025	1,443

(c) Other (income) expenses consist of the following:

	Three months ended
	March 31	March 31
	2022	2021
	$	$
Fair value loss on marketable securities	43	469
Fair value loss on purchase warrants	17	74
Unrealized foreign exchange (gain) loss	(515)	132
Realized foreign exchange gain	(23)	(63)
Interest and other expenses	78	48
Insurance proceeds received	(592)	-
Management fee income (Note 5)	-	(9)
Other (income) expenses	(992)	651

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three months ended March 31, 2022 and 2021

(in thousands of U.S. dol lars, except share and per share data)